Impact of Change in Accounting Policies - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 395,851	$ 282,859	$ 192,541	$ 103,911
Available for sale investments	59,910	77,589	68,046
Accounts receivable, net (Note 17)	414,791	379,501
Unbilled revenue	362,926	268,509
Unbilled revenue	362,926	268,509
Other receivables	40,459	33,798
Prepayments and other current assets	36,801	34,377
Income taxes receivable	19,445	24,385
Total current assets	1,330,183	1,101,018
Other Assets:
Property, plant and equipment, net	158,669	163,051
Goodwill	756,260	769,058	616,088
Other non-current assets	14,525	15,393
Non-current income taxes receivable	20,023	18,396
Non-current deferred tax asset	13,577	8,074
Investments in equity- long term (Note 3b)	6,963	0
Intangible assets	54,055	71,628
Total Assets	2,354,255	2,146,618
Current Liabilities:
Accounts payable	13,288	18,590
Payments on account (Note 17)	274,468	298,992
Other liabilities	317,143	233,503
Income taxes payable	5,724	14,973
Total current liabilities	610,623	566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	349,264	348,888
Non-current other liabilities	13,446	17,111
Non-current government grants	877	966
Non-current income taxes payable	17,551	14,879
Non-current deferred tax liability	8,213	7,716
Commitments and contingencies	0	0
Total Liabilities	999,974	955,618
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 53,971,706 shares issued and outstanding at December 31, 2018 and 54,081,601 shares issued and outstanding at December 31, 2017.	4,658	4,664
Additional paid-in capital	529,642	481,337
Other undenominated capital	983	912
Accumulated other comprehensive income	(69,328)	(38,713)
Retained earnings	888,326	742,800
Total Shareholders' Equity	1,354,281	1,191,000	$ 945,174	$ 763,096
Total Liabilities and Shareholders' Equity	2,354,255	2,146,618
Adjustments | Accounting Standards Update 2014-09
Current Assets:
Cash and cash equivalents	0	0
Available for sale investments	0
Accounts receivable, net (Note 17)	0
Unbilled revenue	46,642
Other receivables	(12,580)
Prepayments and other current assets	0
Income taxes receivable	0
Total current assets	34,062
Other Assets:
Property, plant and equipment, net	0
Goodwill	0
Other non-current assets	0
Non-current income taxes receivable	0
Non-current deferred tax asset	(5,680)
Investments in equity- long term (Note 3b)	0
Intangible assets	0
Total Assets	28,382
Current Liabilities:
Accounts payable	0
Payments on account (Note 17)	59,242
Other liabilities	(84,342)
Income taxes payable	1,669
Total current liabilities	(23,431)
Other Liabilities:
Non-current bank credit lines and loan facilities	0
Non-current other liabilities	0
Non-current government grants	0
Non-current income taxes payable	0
Non-current deferred tax liability	0
Commitments and contingencies	0
Total Liabilities	(23,431)
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 53,971,706 shares issued and outstanding at December 31, 2018 and 54,081,601 shares issued and outstanding at December 31, 2017.	0
Additional paid-in capital	0
Other undenominated capital	0
Accumulated other comprehensive income	0
Retained earnings	51,813
Total Shareholders' Equity	51,813
Total Liabilities and Shareholders' Equity	28,382
Balance without adoption of Topic 606
Current Assets:
Cash and cash equivalents	395,851	$ 282,859
Available for sale investments	59,910
Accounts receivable, net (Note 17)	414,791
Unbilled revenue	409,568
Other receivables	27,879
Prepayments and other current assets	36,801
Income taxes receivable	19,445
Total current assets	1,364,245
Other Assets:
Property, plant and equipment, net	158,669
Goodwill	756,260
Other non-current assets	14,525
Non-current income taxes receivable	20,023
Non-current deferred tax asset	7,897
Investments in equity- long term (Note 3b)	6,963
Intangible assets	54,055
Total Assets	2,382,637
Current Liabilities:
Accounts payable	13,288
Payments on account (Note 17)	333,710
Other liabilities	232,801
Income taxes payable	7,393
Total current liabilities	587,192
Other Liabilities:
Non-current bank credit lines and loan facilities	349,264
Non-current other liabilities	13,446
Non-current government grants	877
Non-current income taxes payable	17,551
Non-current deferred tax liability	8,213
Commitments and contingencies	0
Total Liabilities	976,543
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 53,971,706 shares issued and outstanding at December 31, 2018 and 54,081,601 shares issued and outstanding at December 31, 2017.	4,658
Additional paid-in capital	529,642
Other undenominated capital	983
Accumulated other comprehensive income	(69,328)
Retained earnings	940,139
Total Shareholders' Equity	1,406,094
Total Liabilities and Shareholders' Equity	$ 2,382,637